Joint Venture (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 13, 2016	Oct. 07, 2015
Common stock warrants	1,250,000		3,750,000
Strike price	$ 0.05
Capital contribution	$ 25,000
Capital description

ATS will contribute (i) technical, labor, manufacturing information and know-how required to produce the initial product, an extended duration topical pain relief patch; (ii) $5,000 worth of primary ingredients; and (iii) $5,000 worth of other materials to produce the initial prototype pain relief patches.

Premier [Member]
Percentage of ownership in PBPMS		50.00%
Percentage of profit allocated from PBPMS		89.00%
ATS [Member]
Percentage of ownership in PBPMS		50.00%
Percentage of profit allocated from PBPMS		11.00%